Consolidated Statements of Cash Flow	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Consolidated Statements of Cash Flow
Note 10	Consolidated Statements of Cash Flow

Accounting Policy
Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.

For the years ended December 31	2017		2016		2015

Reconciliation of cash provided by operating activities
Net income		$327		$323		$1,270
Adjustments to reconcile net income to cash provided by operating activities
Depreciation and amortization	692		695		685
Impairment of property, plant and equipment (Note 13)	305		47		–
Net (undistributed) distributed earnings of equity-accounted investees	(1)		70		(35)
Share-based compensation	11		2		22
(Recovery of) provision for deferred income tax	(273)		(22)		204
Pension and other post-retirement benefits	64		46		30
Asset retirement obligations and accrued environmental costs	7		29		20
Other long-term liabilities and miscellaneous	21		10		15

Subtotal of adjustments		826		877		941
Changes in non-cash operating working capital
Receivables	47		114		259
Inventories	(10)		(21)		(99)
Prepaid expenses and other current assets	(13)		17		(19)
Payables and accrued charges	48		(50)		(14)

Subtotal of changes in non-cash operating working capital		72		60		127

Cash provided by operating activities		$1,225		$1,260		$2,338

Supplemental cash flow disclosure
Interest paid		$198		$189		$193
Income taxes paid		$83		$50		$171

$1.2 billion

    Total cash provided by

    operating activities

    in 2017

      (unaudited)

The following is a summary of changes in liabilities arising from financing activities:

	December 31, 2016	Cash Flows [1]	Non-cash Changes	December 31, 2017

Short-term debt and current portion of long-term debt [1]	$884	$(159)	$5	$730
Long-term debt	3,707	(1)	5	3,711

Total liabilities from financing activities	$4,591	$(160)	$10	$4,441

[1] Cash inflows and cash outflows arising from short-term debt transactions are presented on a net basis.